11 Greenway Plaza, Suite 1000
Houston, TX 77046
invesco.com
April 1, 2021
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Re: AIM Investment Funds (Invesco Investment Funds)
CIK 0000826644
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of AIM Investment Funds (Invesco Investment Funds) (the “Fund”) that the Prospectuses and the Statement of Additional Information relating to the Class A, Class C, Class R, Class R5, Class R6 and Class Y shares, as applicable, of:
Invesco SteelPath MLP Alpha Fund, Invesco SteelPath MLP Alpha Plus Fund, Invesco SteelPath MLP Income Fund and Invesco SteelPath MLP Select 40 Fund
that would have been filed under Rule 497(c) under the 1933 Act do not differ from the documents in Post-Effective Amendment No. 192 to the Fund’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on March 29, 2021.
Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (212) 652-4277 or Amy.Shapiro@invesco.com.
Very truly yours,
/s/ Amy Shapiro
Amy Shapiro Senior Counsel